Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of outstanding shares of common stock equivalents were excluded from the computation of diluted earnings per share

	Three Months Ended March 31,
	2020	2019
Stock options	4,512,715	3,600,073
Unvested restricted stock	643,501	1,093,501
Common shares underlying convertible debt	5,125,363	15,000,000
Warrants	23,593,356	58,130,750

	Year Ended December 31,
	2019	2018
Stock options	4,119,931	3,600,073
Unvested restricted stock	234,645	1,543,501
Common shares underlying convertible debt	5,036,250	5,000,000
Warrants	20,712,000	53,130,750